Directors' and prescribed officers' remuneration - Executive directors and prescribed officers remuneration (Details)	12 Months Ended
	Dec. 31, 2024 R / $	Dec. 31, 2024 R / €	Dec. 31, 2024 R / $	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 R / £	Dec. 31, 2023 ZAR (R) R / € R / £ R / $	Dec. 31, 2022 ZAR (R) R / € R / £ R / $
Disclosure of transactions between related parties [line items]
Salary				R 194,057,000		R 138,209,000	R 127,542,000
Accrual of share-based payment benefits				44,047,000		34,578,000	65,338,000
Pension scheme total contributions				10,072,000		9,397,000	6,957,000
Total				248,176,000		182,184,000	199,837,000
Average foreign exchange rate (R per USD/GBP/EUR)	18.32	19.82	12.09
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Salary				91,083,000
Cash bonus accrued for 2024 paid in 2025				67,446,000
Accrual of share-based payment benefits				63,571,000
Pension scheme total contributions				10,072,000
Expense allowance and other benefits				35,528,000
Total				267,700,000		235,321,000	588,078,000
Neal Froneman
Disclosure of transactions between related parties [line items]
Salary				16,197,000
Cash bonus accrued for 2024 paid in 2025				15,121,000
Accrual of share-based payment benefits				16,403,000
Pension scheme total contributions				1,520,000
Expense allowance and other benefits				1,615,000
Total				50,856,000		R 56,334,000	R 198,032,000
Average foreign exchange rate (R per USD/GBP/EUR) | R / $	18.32					18.42	16.37
Charl Keyter
Disclosure of transactions between related parties [line items]
Salary				7,646,000
Cash bonus accrued for 2024 paid in 2025				6,968,000
Accrual of share-based payment benefits				7,835,000
Pension scheme total contributions				1,092,000
Expense allowance and other benefits				0
Total				23,541,000		R 25,701,000	R 87,482,000
Dawie Mostert
Disclosure of transactions between related parties [line items]
Salary				0
Cash bonus accrued for 2024 paid in 2025				0
Accrual of share-based payment benefits				0
Pension scheme total contributions				0
Expense allowance and other benefits				0
Total				0		14,513,000	50,765,000
Themba Nkosi
Disclosure of transactions between related parties [line items]
Salary				5,333,000
Cash bonus accrued for 2024 paid in 2025				4,492,000
Accrual of share-based payment benefits				4,194,000
Pension scheme total contributions				551,000
Expense allowance and other benefits				0
Total				14,570,000		14,369,000	46,480,000
Richard Stewart
Disclosure of transactions between related parties [line items]
Salary				7,166,000
Cash bonus accrued for 2024 paid in 2025				6,102,000
Accrual of share-based payment benefits				6,500,000
Pension scheme total contributions				796,000
Expense allowance and other benefits				0
Total				20,564,000		19,947,000	60,125,000
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Salary				8,496,000
Cash bonus accrued for 2024 paid in 2025				6,781,000
Accrual of share-based payment benefits				7,026,000
Pension scheme total contributions				696,000
Expense allowance and other benefits				203,000
Total				23,202,000		21,856,000	78,632,000
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Salary				12,275,000
Cash bonus accrued for 2024 paid in 2025				0
Accrual of share-based payment benefits				1,862,000
Pension scheme total contributions				94,000
Expense allowance and other benefits				29,590,000
Total				43,821,000		R 23,548,000	R 24,102,000
Average foreign exchange rate (R per USD/GBP/EUR) | R / £					23.40	22.93	20.18
Separation benefit				29,590,540
Lerato Legong
Disclosure of transactions between related parties [line items]
Salary				5,046,000
Cash bonus accrued for 2024 paid in 2025				4,312,000
Accrual of share-based payment benefits				3,970,000
Pension scheme total contributions				688,000
Expense allowance and other benefits				0
Total				14,016,000		R 10,760,000	R 9,553,000
Mika Seitovirta
Disclosure of transactions between related parties [line items]
Salary				9,338,000
Cash bonus accrued for 2024 paid in 2025				7,726,000
Accrual of share-based payment benefits				5,151,000
Pension scheme total contributions				3,145,000
Expense allowance and other benefits				1,294,000
Total				26,654,000		R 23,971,000	R 15,899,000
Average foreign exchange rate (R per USD/GBP/EUR) | R / €		19.82				19.94	17.20
Charles Carter
Disclosure of transactions between related parties [line items]
Salary				13,812,000
Cash bonus accrued for 2024 paid in 2025				11,242,000
Accrual of share-based payment benefits				7,495,000
Pension scheme total contributions				1,105,000
Expense allowance and other benefits				326,000
Total				33,980,000		R 24,322,000	R 17,008,000
Average foreign exchange rate (R per USD/GBP/EUR) | R / $	18.32
Melanie Naidoo-Vermaak
Disclosure of transactions between related parties [line items]
Salary				5,774,000
Cash bonus accrued for 2024 paid in 2025				4,702,000
Accrual of share-based payment benefits				3,135,000
Pension scheme total contributions				385,000
Expense allowance and other benefits				2,500,000
Total				R 16,496,000		R 0	R 0